Investment in joint ventures - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in joint ventures
Investments in joint ventures	€ 0	€ 0	€ 0